Provisions (Details) - Schedule of amounts not expected to be settled within the next 12 months - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of amounts not expected to be settled within the next 12 months [Abstract]
Long service leave obligation expected to be settled after 12 months	$ 9,768	$ 41,514